Expense Example - SIT LARGE CAP GROWTH FUND INC - SIT LARGE CAP GROWTH FUND INC	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	$ 1,229